December 31, *2015*

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Annual *Report*

The 2015 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund

Diversified Bond	Diversified Bond Class I *	11,659	$95,230	$102,791
Floating Rate Income	Floating Rate Income Class I *	11	113	112
Floating Rate Loan	Floating Rate Loan Class I *	15,615	93,519	95,363
High Yield Bond	High Yield Bond Class I *	60,767	329,801	393,346
Inflation Managed	Inflation Managed Class I *	68,472	701,817	662,861
Inflation Strategy	Inflation Strategy Class I *	109	1,060	1,055
Managed Bond	Managed Bond Class I *	120,104	1,295,233	1,424,614
Short Duration Bond	Short Duration Bond Class I *	29,308	270,532	279,948
Emerging Markets Debt	Emerging Markets Debt Class I *	6,610	64,531	61,507
Comstock	Comstock Class I *	29,054	187,454	332,077
Dividend Growth	Dividend Growth Class I *	20,157	161,372	304,398
Equity Index	Equity Index Class I *	42,396	1,010,977	1,966,560
Focused Growth	Focused Growth Class I *	13,497	69,877	272,504
Growth	Growth Class I *	18,178	229,095	381,756
Large-Cap Growth	Large-Cap Growth Class I *	92,137	430,248	752,978
Large-Cap Value	Large-Cap Value Class I *	63,643	573,619	1,094,726
Long/Short Large-Cap	Long/Short Large-Cap Class I *	4,573	29,725	49,007
Main Street® Core	Main Street Core Class I *	36,950	581,619	1,092,071
Mid-Cap Equity	Mid-Cap Equity Class I *	64,076	635,931	918,917
Mid-Cap Growth	Mid-Cap Growth Class I *	43,995	228,261	428,440
Mid-Cap Value	Mid-Cap Value Class I *	3,474	37,617	48,209
Small-Cap Equity	Small-Cap Equity Class I *	4,588	46,466	67,912
Small-Cap Growth	Small-Cap Growth Class I *	11,465	74,213	137,027
Small-Cap Index	Small-Cap Index Class I *	45,665	386,026	778,028
Small-Cap Value	Small-Cap Value Class I *	41,873	459,902	636,761
Emerging Markets	Emerging Markets Class I *	51,742	342,715	672,372
International Large-Cap	International Large-Cap Class I *	140,166	756,736	1,056,130
International Small-Cap	International Small-Cap Class I *	11,229	62,301	94,730
International Value	International Value Class I *	53,557	470,605	550,762
Health Sciences	Health Sciences Class I *	33,347	277,705	1,022,238
Real Estate	Real Estate Class I *	40,925	430,573	900,747
Technology	Technology Class I *	34,120	126,632	187,074
Currency Strategies	Currency Strategies Class I *	205	2,160	2,203
Global Absolute Return	Global Absolute Return Class I *	178	1,865	1,917
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	15	179	198
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	18,951	306,066	300,668
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	25,045	360,687	422,765
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	6,690	76,774	75,441
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	12,784	126,459	150,140
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	95,911	920,475	1,164,715
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	227,656	2,209,917	2,853,957
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	69,092	740,170	872,769

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	636	21,506	21,003

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	2,757	48,913	50,720

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	2,406	50,581	49,085
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	8,296	565,215	557,994
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	6,951	321,058	311,536

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	4,432	50,520	58,864
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	27,380	365,735	357,030
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	19	191	190

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	17,498	363,725	581,986
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	6,957	55,777	86,122

See Notes to Financial Statements	1	See explanation of symbol on page 2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	214	$2,488	$2,729
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	332	4,313	4,191
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	3,897	69,556	73,896
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	507	17,838	32,978
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	11,875	339,219	377,967
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	806,352	806,352	806,352
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	3,025	25,239	44,280

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	416	6,155	5,494
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	5,901	105,412	93,234

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	366	6,468	6,447

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	1,704	67,344	93,147
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	5,053	187,824	140,682

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	90	789	960

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	9,011	246,921	233,824
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	236	2,862	4,217

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	4,734	58,385	52,736
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	608	14,537	13,545
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	465	8,861	7,574
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	5,771	97,684	93,774

	M Fund, Inc.
I	M International Equity	1,651	17,502	18,589
II	M Large Cap Growth	822	14,361	17,811
III	M Capital Appreciation	1,682	35,213	42,307
V	M Large Cap Value	1,202	14,203	14,383

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	3,130	39,202	45,227
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	11,203	293,925	281,760

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	1,954	72,489	73,448

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	7,133	84,161	81,171

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	27	277	246

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	16,443	183,940	367,837
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	11,540	227,621	308,465

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	16,846	337,661	284,358

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts

	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy
ASSETS
Investments in mutual funds, at value	$102,791	$112	$95,363	$393,346	$662,861	$1,055
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	56	-	-
Investments sold	-	-	-	-	2	-
Total Assets	102,791	112	95,363	393,402	662,863	1,055
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	3	-
Investments purchased	-	-	-	55	-	-
Total Liabilities	-	-	-	55	3	-
NET ASSETS	$102,791	$112	$95,363	$393,347	$662,860	$1,055
Units Outstanding	6,877	11	8,914	18,069	30,124	103
Accumulation Unit Values	$14.95	$10.35	$10.70	$21.77	$22.00	$10.23
Cost of Investments	$95,230	$113	$93,519	$329,801	$701,817	$1,060

	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$1,424,614	$279,948	$61,507	$332,077	$304,398	$1,966,560
Receivables:
Due from Pacific Life & Annuity Company	31	-	-	-	-	1,024
Investments sold	-	-	-	4	-	-
Total Assets	1,424,645	279,948	61,507	332,081	304,398	1,967,584
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	2	-	4	1	-
Investments purchased	30	-	-	-	-	1,023
Total Liabilities	30	2	-	4	1	1,023
NET ASSETS	$1,424,615	$279,946	$61,507	$332,077	$304,397	$1,966,561
Units Outstanding	58,108	22,005	6,466	17,879	14,036	106,896
Accumulation Unit Values	$24.52	$12.72	$9.51	$18.57	$21.69	$18.40
Cost of Investments	$1,295,233	$270,532	$64,531	$187,454	$161,372	$1,010,977

	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$272,504	$381,756	$752,978	$1,094,726	$49,007	$1,092,071
Receivables:
Investments sold	-	39	51	5	-	-
Total Assets	272,504	381,795	753,029	1,094,731	49,007	1,092,071
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	36	56	10	-	3
Total Liabilities	-	36	56	10	-	3
NET ASSETS	$272,504	$381,759	$752,973	$1,094,721	$49,007	$1,092,068
Units Outstanding	7,929	30,057	49,530	50,947	2,972	58,506
Accumulation Unit Values	$34.37	$12.70	$15.20	$21.49	$16.49	$18.67
Cost of Investments	$69,877	$229,095	$430,248	$573,619	$29,725	$581,619

See Notes to Financial Statements	3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts

	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index
ASSETS
Investments in mutual funds, at value	$918,917	$428,440	$48,209	$67,912	$137,027	$778,028
Receivables:
Due from Pacific Life & Annuity Company	-	3	-	6	1	6
Investments sold	16	-	-	-	-	-
Total Assets	918,933	428,443	48,209	67,918	137,028	778,034
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	16	-	-	-	-	-
Investments purchased	-	-	-	6	-	5
Total Liabilities	16	-	-	6	-	5
NET ASSETS	$918,917	$428,443	$48,209	$67,912	$137,028	$778,029
Units Outstanding	29,045	24,108	1,779	2,893	10,104	29,249
Accumulation Unit Values	$31.64	$17.77	$27.10	$23.48	$13.56	$26.60
Cost of Investments	$635,931	$228,261	$37,617	$46,466	$74,213	$386,026

	Small-Cap Value	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$636,761	$672,372	$1,056,130	$94,730	$550,762	$1,022,238
Receivables:
Due from Pacific Life & Annuity Company	-	153	-	-	15	104
Investments sold	-	-	7	-	-	-
Total Assets	636,761	672,525	1,056,137	94,730	550,777	1,022,342
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	1	-	-	-
Investments purchased	-	87	-	-	16	106
Total Liabilities	-	87	1	-	16	106
NET ASSETS	$636,761	$672,438	$1,056,136	$94,730	$550,761	$1,022,236
Units Outstanding	16,501	16,071	59,866	7,537	52,121	19,561
Accumulation Unit Values	$38.59	$41.84	$17.64	$12.57	$10.57	$52.26
Cost of Investments	$459,902	$342,715	$756,736	$62,301	$470,605	$277,705

	Real Estate	Technology	Currency Strategies	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
ASSETS
Investments in mutual funds, at value	$900,747	$187,074	$2,203	$1,917	$198	$300,668
Receivables:
Investments sold	8	5	-	-	-	-
Total Assets	900,755	187,079	2,203	1,917	198	300,668
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10	6	-	-	-	-
Total Liabilities	10	6	-	-	-	-
NET ASSETS	$900,745	$187,073	$2,203	$1,917	$198	$300,668
Units Outstanding	18,104	16,644	209	183	12	16,803
Accumulation Unit Values	$49.75	$11.24	$10.54	$10.48	$16.20	$17.89
Cost of Investments	$430,573	$126,632	$2,160	$1,865	$179	$306,066

See Notes to Financial Statements	4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts

	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive-Growth
ASSETS
Investments in mutual funds, at value	$422,765	$75,441	$150,140	$1,164,715	$2,853,957	$872,769
Receivables:
Due from Pacific Life & Annuity Company	518	-	-	-	-	-
Total Assets	423,283	75,441	150,140	1,164,715	2,853,957	872,769
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	1	-	1	-
Investments purchased	518	-	-	-	-	-
Total Liabilities	518	-	1	-	1	-
NET ASSETS	$422,765	$75,441	$150,139	$1,164,715	$2,853,956	$872,769
Units Outstanding	21,500	6,467	12,402	93,355	222,588	67,818
Accumulation Unit Values	$19.66	$11.67	$12.11	$12.48	$12.82	$12.87
Cost of Investments	$360,687	$76,774	$126,459	$920,475	$2,209,917	$740,170

	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III
ASSETS
Investments in mutual funds, at value	$21,003	$50,720	$49,085	$557,994	$311,536	$58,864
Receivables:
Due from Pacific Life & Annuity Company	-	-	286	-	-	-
Investments sold	-	-	-	39	-	-
Total Assets	21,003	50,720	49,371	558,033	311,536	58,864
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	39	-	1
Investments purchased	-	-	286	-	-	-
Total Liabilities	-	-	286	39	-	1
NET ASSETS	$21,003	$50,720	$49,085	$557,994	$311,536	$58,863
Units Outstanding	1,733	3,213	2,204	25,106	15,606	3,511
Accumulation Unit Values	$12.12	$15.79	$22.27	$22.23	$19.96	$16.77
Cost of Investments	$21,506	$48,913	$50,581	$565,215	$321,058	$50,520

	BlackRock Global Allocation V.I. Class III	BlackRock iShares Dynamic Fixed Income V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2
ASSETS
Investments in mutual funds, at value	$357,030	$190	$581,986	$86,122	$2,729	$4,191
Receivables:
Due from Pacific Life & Annuity Company	529	95	2	-	-	-
Total Assets	357,559	285	581,988	86,122	2,729	4,191
LIABILITIES
Payables:
Investments purchased	529	95	-	-	-	-
Total Liabilities	529	95	-	-	-	-
NET ASSETS	$357,030	$190	$581,988	$86,122	$2,729	$4,191
Units Outstanding	19,738	19	27,071	6,601	202	323
Accumulation Unit Values	$18.09	$9.79	$21.50	$13.05	$13.51	$12.98
Cost of Investments	$365,735	$191	$363,725	$55,777	$2,488	$4,313

See Notes to Financial Statements	5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts

	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
ASSETS
Investments in mutual funds, at value	$73,896	$32,978	$377,967	$806,352	$44,280	$5,494
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	6	-	-
Total Assets	73,896	32,978	377,967	806,358	44,280	5,494
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1	2	-	-	-
Investments purchased	-	-	-	1	-	-
Total Liabilities	-	1	2	1	-	-
NET ASSETS	$73,896	$32,977	$377,965	$806,357	$44,280	$5,494
Units Outstanding	5,466	1,609	18,648	80,620	2,504	490
Accumulation Unit Values	$13.52	$20.49	$20.27	$10.00	$17.69	$11.22
Cost of Investments	$69,556	$17,838	$339,219	$806,352	$25,239	$6,155

	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II
ASSETS
Investments in mutual funds, at value	$93,234	$6,447	$93,147	$140,682	$960	$233,824
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	136	-	-
Total Assets	93,234	6,447	93,147	140,818	960	233,824
LIABILITIES
Payables:
Investments purchased	-	-	-	135	-	-
Total Liabilities	-	-	-	135	-	-
NET ASSETS	$93,234	$6,447	$93,147	$140,683	$960	$233,824
Units Outstanding	7,861	471	4,669	15,668	68	11,523
Accumulation Unit Values	$11.86	$13.69	$19.95	$8.98	$14.12	$20.29
Cost of Investments	$105,412	$6,468	$67,344	$187,824	$789	$246,921

	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I
ASSETS
Investments in mutual funds, at value	$4,217	$52,736	$13,545	$7,574	$93,774	$18,589
Receivables:
Due from Pacific Life & Annuity Company	-	-	1	-	-	-
Total Assets	4,217	52,736	13,546	7,574	93,774	18,589
NET ASSETS (1)	$4,217	$52,736	$13,546	$7,574	$93,774	$18,589
Units Outstanding	237	5,295	914	479	9,148	1,806
Accumulation Unit Values	$17.78	$9.96	$14.82	$15.82	$10.25	$10.29
Cost of Investments	$2,862	$58,385	$14,537	$8,861	$97,684	$17,502

(1) No outstanding liabilities for the variable accounts as of December 31, 2015.

See Notes to Financial Statements	6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts

	II	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	Oppenheimer Global Fund/VA Service Shares
ASSETS
Investments in mutual funds, at value	$17,811	$42,307	$14,383	$45,227	$281,760	$73,448
Total Assets	17,811	42,307	14,383	45,227	281,760	73,448
NET ASSETS (1)	$17,811	$42,307	$14,383	$45,227	$281,760	$73,448
Units Outstanding	629	1,437	662	2,562	19,411	6,021
Accumulation Unit Values	$28.31	$29.44	$21.73	$17.65	$14.52	$12.20
Cost of Investments	$14,361	$35,213	$14,203	$39,202	$293,925	$72,489

	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$81,171	$246	$367,837	$308,465	$284,358
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	1	61
Total Assets	81,171	246	367,837	308,466	284,419
LIABILITIES
Payables:
Investments purchased	-	-	-	-	61
Total Liabilities	-	-	-	-	61
NET ASSETS	$81,171	$246	$367,837	$308,466	$284,358
Units Outstanding	8,492	22	15,751	18,605	23,025
Accumulation Unit Values	$9.56	$11.08	$23.35	$16.58	$12.35
Cost of Investments	$84,161	$277	$183,940	$227,621	$337,661

(1) No outstanding liabilites for the variable accounts as of December 31, 2015.

See Notes to Financial Statements	7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy (1)
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,737	-	8	1,963	(5,758)	-
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,737	-	8	1,963	(5,758)	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(70)	-	(987)	(20,163)	(15,284)	(5)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,667	$-	($979)	($18,200)	($21,042)	($5)

	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,532	71	(2,975)	9,962	16,133	(1,518)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	7,532	71	(2,975)	9,962	16,133	(1,518)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,509	664	456	(32,022)	(8,936)	23,352
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,041	$735	($2,519)	($22,060)	$7,197	$21,834

	Focused Growth	Growth	Large-Cap Growth	Large- Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	30,220	9,121	25,930	26,805	4,155	53,530
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	30,220	9,121	25,930	26,805	4,155	53,530
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(860)	18,872	22,928	(59,539)	(4,819)	(10,846)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,360	$27,993	$48,858	($32,734)	($664)	$42,684

(1) Operations resumed during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15,754	6,055	(24)	10	9,791	288
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	15,754	6,055	(24)	10	9,791	288
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,967	(32,118)	(101)	(5,730)	(20,856)	(40,352)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,721	($26,063)	($125)	($5,720)	($11,065)	($40,064)

	Small-Cap Value	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Health Sciences
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,431	5,011	8,064	(661)	4,469	46,702
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	8,431	5,011	8,064	(661)	4,469	46,702
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(36,404)	(113,723)	(7,666)	5,296	(16,258)	62,618
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($27,973)	($108,712)	$398	$4,635	($11,789)	$109,320

	Real Estate	Technology	Currency Strategies (2)	Global Absolute Return (2)	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,258)	3,599	-	11	141	105
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(4,258)	3,599	-	11	141	105
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,268	(8,275)	43	52	(136)	(6,348)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,010	($4,676)	$43	$63	$5	($6,243)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative (1)	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive-Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(333)	(729)	1,536	6,158	(4,175)	(477)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(333)	(729)	1,536	6,158	(4,175)	(477)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(10,035)	(1,333)	(1,977)	(10,611)	(10,008)	(15,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,368)	($2,062)	($441)	($4,453)	($14,183)	($15,769)

	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4 (1)	American Funds IS Growth Fund Class 4 (1)	American Funds IS Growth-Income Fund Class 4 (1)	BlackRock Basic Value V.I. Class III
INVESTMENT INCOME
Dividends (2)	$288	$774	$728	$3,801	$3,924	$801
Net Investment Income	288	774	728	3,801	3,924	801
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(109)	(70)	(4)	17	(30)	(288)
Capital gains distributions (2)	-	2,300	-	-	-	7,182
Realized Gain (Loss) on Investments	(109)	2,230	(4)	17	(30)	6,894
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(899)	(3,818)	(1,496)	(7,221)	(9,522)	(11,666)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($720)	($814)	($772)	($3,403)	($5,628)	($3,971)

	BlackRock Global Allocation V.I. Class III	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2
INVESTMENT INCOME
Dividends (2)	$3,816	$2	$4,808	$1,418	$45	$64
Net Investment Income	3,816	2	4,808	1,418	45	64
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,795)	(1)	(344)	(82)	(9)	(7)
Capital gains distributions (2)	21,858	-	55,880	382	15	21
Realized Gain (Loss) on Investments	20,063	(1)	55,536	300	6	14
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,733)	(1)	(56,709)	(2,110)	(70)	(92)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,854)	$-	$3,635	($392)	($19)	($14)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

	Variable Accounts
	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
INVESTMENT INCOME
Dividends (1)	$1,060	$11	$1,006	$79	$417	$192
Net Investment Income	1,060	11	1,006	79	417	192
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	76	6,212	(534)	-	751	(1,727)
Capital gains distributions (1)	380	1,609	45,896	-	38	196
Realized Gain (Loss) on Investments	456	7,821	45,362	-	789	(1,531)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,854)	(4,438)	(52,856)	-	(2,409)	1,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($338)	$3,394	($6,488)	$79	($1,203)	($294)

	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II
INVESTMENT INCOME
Dividends (1)	$7,902	$102	$530	$790	$4	$193
Net Investment Income	7,902	102	530	790	4	193
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(875)	(24)	(380)	(1,643)	28	(1,130)
Capital gains distributions (1)	513	210	11,705	4,575	65	25,288
Realized Gain (Loss) on Investments	(362)	186	11,325	2,932	93	24,158
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,785)	(375)	(7,528)	(17,254)	(152)	(28,979)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,245)	($87)	$4,327	($13,532)	($55)	($4,628)

	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I
INVESTMENT INCOME
Dividends (1)	$2	$2,222	$-	$91	$2,619	$330
Net Investment Income	2	2,222	-	91	2,619	330
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4	(102)	1	(71)	(236)	2
Capital gains distributions (1)	252	300	111	634	132	-
Realized Gain (Loss) on Investments	256	198	112	563	(104)	2
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(161)	(3,326)	(1,324)	(925)	(3,107)	(1,084)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97	($906)	($1,212)	($271)	($592)	($752)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

	Variable Accounts
	II	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	Oppenheimer Global Fund/VA Service Shares
INVESTMENT INCOME
Dividends (1)	$4	$-	$200	$-	$14,596	$717
Net Investment Income	4	-	200	-	14,596	717
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1)	(63)	(7)	(55)	(13,113)	(100)
Capital gains distributions (1)	2,843	4,830	1,194	1,597	25,618	4,418
Realized Gain (Loss) on Investments	2,842	4,767	1,187	1,542	12,505	4,318
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,832)	(7,671)	(1,598)	(2,240)	(82,543)	(2,822)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,014	($2,904)	($211)	($698)	($55,442)	$2,213

	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends (1)	$1,408	$-	$-	$5,070	$90
Net Investment Income	1,408	-	-	5,070	90
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	103	(1)	(1)	(601)	(17,551)
Capital gains distributions (1)	-	14	-	6,910	-
Realized Gain (Loss) on Investments	103	13	(1)	6,309	(17,551)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(809)	(36)	33,109	(34,681)	(53,338)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$702	($23)	$33,108	($23,302)	($70,799)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2014

	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,737	1,290	-	-	8	307
Change in net unrealized appreciation (depreciation) on investments	(70)	6,931	-	(1)	(987)	470
Net Increase (Decrease) in Net Assets Resulting from Operations	2,667	8,221	-	(1)	(979)	777
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,382	5,371	67	51	4,786	2,847
Transfers between variable and fixed accounts, net	(131,236)	122,976	-	-	595	(21,456)
Policy maintenance charges	(7,000)	(6,697)	(4)	-	(3,052)	(4,221)
Policy benefits and terminations	-	(3,599)	-	-	-	-
Policy loans and loan repayments (2)	(629)	(913)	-		(216)	(167)
Other (2)	68	44	-	(1)	16	9
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(127,415)	117,182	63	50	2,129	(22,988)
NET INCREASE (DECREASE) IN NET ASSETS	(124,748)	125,403	63	49	1,150	(22,211)
NET ASSETS
Beginning of Year or Period	227,539	102,136	49	-	94,213	116,424
End of Year or Period	$102,791	$227,539	$112	$49	$95,363	$94,213

	High Yield Bond		Inflation Managed		Inflation Strategy (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,963	2,897	(5,758)	(7,083)	-	(414)
Change in net unrealized appreciation (depreciation) on investments	(20,163)	(658)	(15,284)	29,963	(5)	948
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,200)	2,239	(21,042)	22,880	(5)	534
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	31,296	22,973	52,297	52,248	1,064	1,411
Transfers between variable and fixed accounts, net	(6,515)	(17,895)	(255)	(4,481)	-	(21,502)
Policy maintenance charges	(21,333)	(25,574)	(47,048)	(50,284)	(4)	(929)
Policy benefits and terminations	(20,210)	(1,479)	(22,436)	(19,308)	-	-
Policy loans and loan repayments (2)	3,951	(6,952)	(6,343)	(17,305)	-	-
Other (2)	150	83	353	312	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,661)	(28,844)	(23,432)	(38,818)	1,060	(21,021)
NET INCREASE (DECREASE) IN NET ASSETS	(30,861)	(26,605)	(44,474)	(15,938)	1,055	(20,487)
NET ASSETS
Beginning of Year or Period	424,208	450,813	707,334	723,272	-	20,487
End of Year or Period	$393,347	$424,208	$662,860	$707,334	$1,055	$-

(1)	Operations commenced during 2014 (See Financial Highlights for commencement date of operations).
(2)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(3)	All the units were fully redeemed or transferred on December 31, 2014. Operations resumed during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	7,532	6,340	71	10	(2,975)	5
Change in net unrealized appreciation (depreciation) on investments	1,509	61,199	664	1,710	456	(2,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,041	67,539	735	1,720	(2,519)	(2,565)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	109,646	112,847	16,577	15,911	656	-
Transfers between variable and fixed accounts, net	16,648	(82,989)	42,144	16,254	(321)	-
Policy maintenance charges	(91,791)	(97,158)	(16,950)	(18,509)	(1,303)	(1,237)
Policy benefits and terminations	(108,758)	(19,575)	(25,354)	(2,463)	-	-
Policy loans and loan repayments (1)	(10,748)	(16,477)	(3,253)	(97)	-	-
Other (1)	868	391	136	115	(1)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(84,135)	(102,961)	13,300	11,211	(969)	(1,236)
NET INCREASE (DECREASE) IN NET ASSETS	(75,094)	(35,422)	14,035	12,931	(3,488)	(3,801)
NET ASSETS
Beginning of Year	1,499,709	1,535,131	265,911	252,980	64,995	68,796
End of Year	$1,424,615	$1,499,709	$279,946	$265,911	$61,507	$64,995

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	9,962	17,825	16,133	15,488	(1,518)	3,762
Change in net unrealized appreciation (depreciation) on investments	(32,022)	16,614	(8,936)	22,946	23,352	214,976
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,060)	34,439	7,197	38,434	21,834	218,738
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	24,146	24,766	18,398	21,364	126,283	107,844
Transfers between variable and fixed accounts, net	(5,115)	(57)	(31,817)	(4,496)	(30,007)	100,538
Policy maintenance charges	(25,416)	(28,656)	(17,593)	(20,139)	(74,664)	(67,012)
Policy benefits and terminations	(19,833)	(26,677)	(14,571)	(39,442)	(33,201)	(29,514)
Policy loans and loan repayments (1)	(416)	(20,200)	4,439	(8,165)	(18,020)	(12,320)
Other (1)	152	123	159	184	862	162
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,482)	(50,701)	(40,985)	(50,694)	(28,747)	99,698
NET INCREASE (DECREASE) IN NET ASSETS	(48,542)	(16,262)	(33,788)	(12,260)	(6,913)	318,436
NET ASSETS
Beginning of Year	380,619	396,881	338,185	350,445	1,973,474	1,655,038
End of Year	$332,077	$380,619	$304,397	$338,185	$1,966,561	$1,973,474

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Focused Growth		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	30,220	6,982	9,121	8,862	25,930	7,747
Change in net unrealized appreciation (depreciation) on investments	(860)	19,104	18,872	22,409	22,928	52,946
Net Increase (Decrease) in Net Assets Resulting from Operations	29,360	26,086	27,993	31,271	48,858	60,693
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,231	12,911	30,429	32,810	49,935	50,272
Transfers between variable and fixed accounts, net	(2,696)	(2,042)	(4,854)	(4,991)	(61,492)	(19,956)
Policy maintenance charges	(12,699)	(13,827)	(29,068)	(28,798)	(51,197)	(51,157)
Policy benefits and terminations	(25,991)	(12,718)	(19,966)	(21,798)	(11,070)	(21,214)
Policy loans and loan repayments (1)	(16,918)	146	(3,643)	(17,855)	(5,990)	(1,036)
Other (1)	(277)	122	76	65	151	161
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(45,350)	(15,408)	(27,026)	(40,567)	(79,663)	(42,930)
NET INCREASE (DECREASE) IN NET ASSETS	(15,990)	10,678	967	(9,296)	(30,805)	17,763
NET ASSETS
Beginning of Year	288,494	277,816	380,792	390,088	783,778	766,015
End of Year	$272,504	$288,494	$381,759	$380,792	$752,973	$783,778

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	26,805	22,884	4,155	9,800	53,530	22,719
Change in net unrealized appreciation (depreciation) on investments	(59,539)	101,828	(4,819)	1,839	(10,846)	94,920
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,734)	124,712	(664)	11,639	42,684	117,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	58,563	61,422	5,114	5,151	79,401	78,909
Transfers between variable and fixed accounts, net	(23,299)	(25,112)	(13,958)	(26,657)	(16,119)	(26,749)
Policy maintenance charges	(59,504)	(60,570)	(3,696)	(4,547)	(70,490)	(73,124)
Policy benefits and terminations	(30,465)	(37,318)	-	-	(119,532)	(33,033)
Policy loans and loan repayments (1)	(7,089)	(1,105)	5,259	(8,582)	(1,525)	(8,714)
Other (1)	219	138	113	97	336	(619)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(61,575)	(62,545)	(7,168)	(34,538)	(127,929)	(63,330)
NET INCREASE (DECREASE) IN NET ASSETS	(94,309)	62,167	(7,832)	(22,899)	(85,245)	54,309
NET ASSETS
Beginning of Year	1,189,030	1,126,863	56,839	79,738	1,177,313	1,123,004
End of Year	$1,094,721	$1,189,030	$49,007	$56,839	$1,092,068	$1,177,313

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	15,754	14,141	6,055	4,375	(24)	(21)
Change in net unrealized appreciation (depreciation) on investments	1,967	27,583	(32,118)	33,249	(101)	2,435
Net Increase (Decrease) in Net Assets Resulting from Operations	17,721	41,724	(26,063)	37,624	(125)	2,414
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56,478	59,887	25,115	29,997	6,857	3,115
Transfers between variable and fixed accounts, net	(28,786)	(20,463)	1,638	3,453	6	4,638
Policy maintenance charges	(57,358)	(62,387)	(28,812)	(31,218)	(3,147)	(2,413)
Policy benefits and terminations	(34,489)	(50,803)	(17,151)	(18,134)	-	(115)
Policy loans and loan repayments (1)	(7,407)	(19,860)	354	538	(217)	(303)
Other (1)	295	244	122	97	(19)	10
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(71,267)	(93,382)	(18,734)	(15,267)	3,480	4,932
NET INCREASE (DECREASE) IN NET ASSETS	(53,546)	(51,658)	(44,797)	22,357	3,355	7,346
NET ASSETS
Beginning of Year	972,463	1,024,121	473,240	450,883	44,854	37,508
End of Year	$918,917	$972,463	$428,443	$473,240	$48,209	$44,854

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	10	4,744	9,791	14,943	288	19,934
Change in net unrealized appreciation (depreciation) on investments	(5,730)	(3,549)	(20,856)	(16,478)	(40,352)	14,251
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,720)	1,195	(11,065)	(1,535)	(40,064)	34,185
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,482	7,479	-	7,453	46,694	41,659
Transfers between variable and fixed accounts, net	630	(16,439)	(7,016)	(35,703)	(5,571)	38,708
Policy maintenance charges	(5,089)	(5,630)	(8,515)	(9,919)	(42,104)	(44,974)
Policy benefits and terminations	(1,023)	-	(2,227)	(1,331)	(15,559)	(23,529)
Policy loans and loan repayments (1)	(344)	(2,209)	(2,367)	(6,628)	(16,635)	(20,251)
Other (1)	119	112	-	32	142	173
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,775	(16,687)	(20,125)	(46,096)	(33,033)	(8,214)
NET INCREASE (DECREASE) IN NET ASSETS	(3,945)	(15,492)	(31,190)	(47,631)	(73,097)	25,971
NET ASSETS
Beginning of Year	71,857	87,349	168,218	215,849	851,126	825,155
End of Year	$67,912	$71,857	$137,028	$168,218	$778,029	$851,126

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Small-Cap Value		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,431	5,152	5,011	17,123	8,064	5,280
Change in net unrealized appreciation (depreciation) on investments	(36,404)	32,997	(113,723)	(60,815)	(7,666)	(63,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,973)	38,149	(108,712)	(43,692)	398	(57,894)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,767	34,110	43,448	47,036	53,737	61,541
Transfers between variable and fixed accounts, net	(14,810)	4,163	(25,490)	(81,357)	(28,187)	12,780
Policy maintenance charges	(38,280)	(41,385)	(38,656)	(47,376)	(57,564)	(59,176)
Policy benefits and terminations	(7,637)	(18,869)	(2,249)	(22,831)	(17,112)	(36,578)
Policy loans and loan repayments (1)	(9,890)	(9,513)	(8,535)	(3,598)	254	(16,637)
Other (1)	238	169	890	653	650	314
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(39,612)	(31,325)	(30,592)	(107,473)	(48,222)	(37,756)
NET INCREASE (DECREASE) IN NET ASSETS	(67,585)	6,824	(139,304)	(151,165)	(47,824)	(95,650)
NET ASSETS
Beginning of Year	704,346	697,522	811,742	962,907	1,103,960	1,199,610
End of Year	$636,761	$704,346	$672,438	$811,742	$1,056,136	$1,103,960

	International Small-Cap		International Value		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(661)	(1,102)	4,469	2,841	46,702	(1,134)
Change in net unrealized appreciation (depreciation) on investments	5,296	(3,080)	(16,258)	(70,468)	62,618	193,122
Net Increase (Decrease) in Net Assets Resulting from Operations	4,635	(4,182)	(11,789)	(67,627)	109,320	191,988
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,397	9,198	50,473	47,799	79,785	43,882
Transfers between variable and fixed accounts, net	(64,630)	74,887	(513)	15,986	80,368	78,932
Policy maintenance charges	(7,473)	(8,757)	(37,287)	(39,162)	(53,364)	(47,978)
Policy benefits and terminations	-	-	(33,532)	(27,463)	(229,775)	(12,577)
Policy loans and loan repayments (1)	(1,587)	(1,251)	3,174	(5,804)	(2,095)	8,893
Other (1)	171	147	615	583	9	235
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(66,122)	74,224	(17,070)	(8,061)	(125,072)	71,387
NET INCREASE (DECREASE) IN NET ASSETS	(61,487)	70,042	(28,859)	(75,688)	(15,752)	263,375
NET ASSETS
Beginning of Year	156,217	86,175	579,620	655,308	1,037,988	774,613
End of Year	$94,730	$156,217	$550,761	$579,620	$1,022,236	$1,037,988

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	Real Estate		Technology		Currency Strategies (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(4,258)	13,962	3,599	888	-
Change in net unrealized appreciation (depreciation) on investments	13,268	200,393	(8,275)	18,074	43
Net Increase (Decrease) in Net Assets Resulting from Operations	9,010	214,355	(4,676)	18,962	43
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	49,277	47,160	16,750	17,531	2,243
Transfers between variable and fixed accounts, net	(11,709)	(16,475)	(13,056)	(2,105)	-
Policy maintenance charges	(49,618)	(45,910)	(13,313)	(13,170)	(83)
Policy benefits and terminations	(6,233)	(13,522)	(1,828)	(535)	-
Policy loans and loan repayments (2)	(6,510)	(10,278)	(2,826)	(7,564)	-
Other (2)	650	493	8	2	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,143)	(38,532)	(14,265)	(5,841)	2,160
NET INCREASE (DECREASE) IN NET ASSETS	(15,133)	175,823	(18,941)	13,121	2,203
NET ASSETS
Beginning of Year or Period	915,878	740,055	206,014	192,893	-
End of Year or Period	$900,745	$915,878	$187,073	$206,014	$2,203

	Global Absolute Return (1)		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	11		141	119	105	(8)
Change in net unrealized appreciation (depreciation) on investments	52		(136)	(44)	(6,348)	417
Net Increase (Decrease) in Net Assets Resulting from Operations	63		5	75	(6,243)	409
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,267		357	-	5,907	4,647
Transfers between variable and fixed accounts, net	-		66	-	314,068	1,259
Policy maintenance charges	(414)		(1,093)	(1,072)	(15,529)	(1,268)
Policy benefits and terminations	-		-	-	(8,594)	-
Policy loans and loan repayments (2)	-		-	-	-	-
Other (2)	1		-	1	5	5
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,854		(670)	(1,071)	295,857	4,643
NET INCREASE (DECREASE) IN NET ASSETS	1,917		(665)	(996)	289,614	5,052
NET ASSETS
Beginning of Year or Period	-		863	1,859	11,054	6,002
End of Year or Period	$1,917		$198	$863	$300,668	$11,054

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Pacific Dynamix - Growth		Portfolio Optimization Conservative (1)		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	(333)	332	(729)		1,536	771
Change in net unrealized appreciation (depreciation) on investments	(10,035)	17,871	(1,333)		(1,977)	5,352
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,368)	18,203	(2,062)		(441)	6,123
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	52,104	34,470	-		25,629	27,623
Transfers between variable and fixed accounts, net	24,834	3,683	103,478		2,329	-
Policy maintenance charges	(15,496)	(15,372)	(1,329)		(32,364)	(31,162)
Policy benefits and terminations	-	(6,747)	(24,646)		(1,232)	-
Policy loans and loan repayments (2)	-	-	-		-	-
Other (2)	1,105	1,042	-		23	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	62,547	17,076	77,503		(5,615)	(3,540)
NET INCREASE (DECREASE) IN NET ASSETS	52,179	35,279	75,441		(6,056)	2,583
NET ASSETS
Beginning of Year or Period	370,586	335,307	-		156,195	153,612
End of Year or Period	$422,765	$370,586	$75,441		$150,139	$156,195

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,158	11,762	(4,175)	26	(477)	15,648
Change in net unrealized appreciation (depreciation) on investments	(10,611)	43,602	(10,008)	131,312	(15,292)	13,804
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,453)	55,364	(14,183)	131,338	(15,769)	29,452
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	133,136	140,181	245,776	237,792	172,779	94,431
Transfers between variable and fixed accounts, net	(46,723)	453,212	2,538	61,986	148,948	29,846
Policy maintenance charges	(128,778)	(124,666)	(158,887)	(155,053)	(31,377)	(27,472)
Policy benefits and terminations	(2,269)	(526,489)	(709)	(10,000)	(1,122)	(105,554)
Policy loans and loan repayments (2)	6,910	13,386	(15,510)	(37,598)	(6,984)	-
Other (2)	1,663	1,309	5,508	4,625	312	358
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(36,061)	(43,067)	78,716	101,752	282,556	(8,391)
NET INCREASE (DECREASE) IN NET ASSETS	(40,514)	12,297	64,533	233,090	266,787	21,061
NET ASSETS
Beginning of Year	1,205,229	1,192,932	2,789,423	2,556,333	605,982	584,921
End of Year	$1,164,715	$1,205,229	$2,853,956	$2,789,423	$872,769	$605,982

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$288	$78	$774	$313	$728
Realized gain (loss) on investments	(109)	1	2,230	1,606	(4)
Change in net unrealized appreciation (depreciation) on investments	(899)	(142)	(3,818)	2,491	(1,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	(720)	(63)	(814)	4,410	(772)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,024	2,167	1,503	1,910	2,822
Transfers between variable and fixed accounts, net	15,785	175	-	23,840	47,433
Policy maintenance charges	(1,639)	(500)	(2,593)	(1,606)	(398)
Policy benefits and terminations	-	-	-		-
Policy loans and loan repayments (2)	-	-	298	363	-
Other (2)	(1)	-	16	9	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	16,169	1,842	(776)	24,516	49,857
NET INCREASE (DECREASE) IN NET ASSETS	15,449	1,779	(1,590)	28,926	49,085
NET ASSETS
Beginning of Year or Period	5,554	3,775	52,310	23,384	-
End of Year or Period	$21,003	$5,554	$50,720	$52,310	$49,085

	American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)		BlackRock Basic Value V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,801		$3,924		$801	$768
Realized gain (loss) on investments	17		(30)		6,894	8,825
Change in net unrealized appreciation (depreciation) on investments	(7,221)		(9,522)		(11,666)	(3,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,403)		(5,628)		(3,971)	5,952
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,725		6,407		4,111	4,112
Transfers between variable and fixed accounts, net	565,893		324,676		(32)	728
Policy maintenance charges	(7,078)		(4,195)		(4,804)	(4,750)
Policy benefits and terminations	-		-		-	-
Policy loans and loan repayments (2)	(4,453)		(9,972)		(2,916)	95
Other (2)	310		248		36	21
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	561,397		317,164		(3,605)	206
NET INCREASE (DECREASE) IN NET ASSETS	557,994		311,536		(7,576)	6,158
NET ASSETS
Beginning of Year or Period	-		-		66,439	60,281
End of Year or Period	$557,994		$311,536		$58,863	$66,439

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	BlackRock Global Allocation V.I. Class III		BlackRock iShares Dynamic Fixed Income V.I. Class I (1)		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,816	$6,311	$2		$4,808	$4,458
Realized gain (loss) on investments	20,063	23,606	(1)		55,536	16,094
Change in net unrealized appreciation (depreciation) on investments	(30,733)	(24,823)	(1)		(56,709)	45,549
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,854)	5,094	-		3,635	66,101
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	35,785	32,206	190		25,896	20,809
Transfers between variable and fixed accounts, net	69,688	(21,988)	-		2,403	12,336
Policy maintenance charges	(23,790)	(16,072)	-		(38,977)	(36,660)
Policy benefits and terminations	-	-	-		(24,090)	(9,192)
Policy loans and loan repayments (2)	553	(274)	-		(11,632)	(1,628)
Other (2)	455	(90)	-		172	441
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	82,691	(6,218)	190		(46,228)	(13,894)
NET INCREASE (DECREASE) IN NET ASSETS	75,837	(1,124)	190		(42,593)	52,207
NET ASSETS
Beginning of Year or Period	281,193	282,317	-		624,581	572,374
End of Year or Period	$357,030	$281,193	$190		$581,988	$624,581

	Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,418	$1,221	$45	$35	$64	$36
Realized gain (loss) on investments	300	1,459	6	42	14	7,838
Change in net unrealized appreciation (depreciation) on investments	(2,110)	1,056	(70)	29	(92)	(8,056)
Net Increase (Decrease) in Net Assets Resulting from Operations	(392)	3,736	(19)	106	(14)	(182)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,196	14,196	880	880	2,604	2,051
Transfers between variable and fixed accounts, net	-	-	(1)	-	(1)	1,965
Policy maintenance charges	(13,884)	(12,919)	(576)	(556)	(1,103)	(1,129)
Policy benefits and terminations	-	-	-	-	-	(21,033)
Policy loans and loan repayments (2)	-	-	-	-	-	-
Other (2)	280	263	-	-	6	5
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	592	1,540	303	324	1,506	(18,141)
NET INCREASE (DECREASE) IN NET ASSETS	200	5,276	284	430	1,492	(18,323)
NET ASSETS
Beginning of Year	85,922	80,646	2,445	2,015	2,699	21,022
End of Year	$86,122	$85,922	$2,729	$2,445	$4,191	$2,699

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Fidelity VIP Freedom 2035 Service Class 2		Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,060	$991	$11	$-	$1,006	$72
Realized gain (loss) on investments	456	1,230	7,821	73	45,362	9,338
Change in net unrealized appreciation (depreciation) on investments	(1,854)	1,241	(4,438)	4,894	(52,856)	12,551
Net Increase (Decrease) in Net Assets Resulting from Operations	(338)	3,462	3,394	4,967	(6,488)	21,961
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	268	-	1,472	2,281	21,916	21,722
Transfers between variable and fixed accounts, net	60	-	(20,461)	1,393	4,029	(2,651)
Policy maintenance charges	(2,505)	(2,910)	(2,518)	(2,740)	(20,541)	(18,518)
Policy benefits and terminations	-	-	-	-	-	(9,254)
Policy loans and loan repayments (1)	-	-	(506)	361	(3,060)	(1,243)
Other (1)	(1)	-	-	-	478	342
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,178)	(2,910)	(22,013)	1,295	2,822	(9,602)
NET INCREASE (DECREASE) IN NET ASSETS	(2,516)	552	(18,619)	6,262	(3,666)	12,359
NET ASSETS
Beginning of Year	76,412	75,860	51,596	45,334	381,631	369,272
End of Year	$73,896	$76,412	$32,977	$51,596	$377,965	$381,631

	Fidelity VIP Government Money Market Service Class (2)		Fidelity VIP Value Strategies Service Class 2		Templeton Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$79	$42	$417	$393	$192	$301
Realized gain (loss) on investments	-	-	789	430	(1,531)	(50)
Change in net unrealized appreciation (depreciation) on investments	-	-	(2,409)	2,341	1,045	(2,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	79	42	(1,203)	3,164	(294)	(1,821)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	536,011	607,182	3,564	2,345	2,838	443
Transfers between variable and fixed accounts, net	(348,909)	228,836	21	(38)	(14,038)	18,418
Policy maintenance charges	(138,191)	(72,283)	(3,681)	(3,407)	(852)	(1,455)
Policy benefits and terminations	(4,503)	(118)	-	(1,778)	-	-
Policy loans and loan repayments (1)	(2,848)	(63)	(3,571)	(2)	-	-
Other (1)	463	659	3	19	(2)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	42,023	764,213	(3,664)	(2,861)	(12,054)	17,407
NET INCREASE (DECREASE) IN NET ASSETS	42,102	764,255	(4,867)	303	(12,348)	15,586
NET ASSETS
Beginning of Year or Period	764,255	-	49,147	48,844	17,842	2,256
End of Year or Period	$806,357	$764,255	$44,280	$49,147	$5,494	$17,842

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for a commencement date of operations).

See Notes to Financial Statements	22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3		Janus Aspen Series Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,902	$5,537	$102	$62	$530	$32
Realized gain (loss) on investments	(362)	188	186	122	11,325	7,302
Change in net unrealized appreciation (depreciation) on investments	(11,785)	(3,404)	(375)	(10)	(7,528)	3,780
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,245)	2,321	(87)	174	4,327	11,114
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,477	5,197	3,279	1,011	3,927	4,221
Transfers between variable and fixed accounts, net	(2,838)	(25,990)	-	-	(14,302)	(1,425)
Policy maintenance charges	(4,516)	(4,745)	(881)	(439)	(3,939)	(3,435)
Policy benefits and terminations	-	(400)	-	-	-	-
Policy loans and loan repayments (1)	96	95	-	-	7,327	(6,996)
Other (1)	1	(1)	(1)	-	(1)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	220	(25,844)	2,397	572	(6,988)	(7,635)
NET INCREASE (DECREASE) IN NET ASSETS	(4,025)	(23,523)	2,310	746	(2,661)	3,479
NET ASSETS
Beginning of Year	97,259	120,782	4,137	3,391	95,808	92,329
End of Year	$93,234	$97,259	$6,447	$4,137	$93,147	$95,808

	Janus Aspen Series Overseas Service Shares		Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$790	$5,108	$4	$8	$193	$13
Realized gain (loss) on investments	2,932	13,478	93	231	24,158	9,219
Change in net unrealized appreciation (depreciation) on investments	(17,254)	(40,025)	(152)	(61)	(28,979)	6,092
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,532)	(21,439)	(55)	178	(4,628)	15,324
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,947	7,038	590	161	26,532	10,391
Transfers between variable and fixed accounts, net	302	(14,182)	(9)	143	54,016	115,584
Policy maintenance charges	(4,586)	(5,169)	(816)	(792)	(18,639)	(11,067)
Policy benefits and terminations	-	-	-	-	(13,351)	-
Policy loans and loan repayments (1)	298	469	-	-	-	-
Other (1)	241	65	(3)	2	(231)	11
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,202	(11,779)	(238)	(486)	48,327	114,919
NET INCREASE (DECREASE) IN NET ASSETS	(12,330)	(33,218)	(293)	(308)	43,699	130,243
NET ASSETS
Beginning of Year	153,013	186,231	1,253	1,561	190,125	59,882
End of Year	$140,683	$153,013	$960	$1,253	$233,824	$190,125

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	ClearBridge Variable Mid Cap Core - Class II		Lord Abbett Bond Debenture Class VC (1)		Lord Abbett Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2	$2	$2,222	$1,690	$-	$-
Realized gain (loss) on investments	256	427	198	819	112	(1,687)
Change in net unrealized appreciation (depreciation) on investments	(161)	(134)	(3,326)	(2,322)	(1,324)	559
Net Increase (Decrease) in Net Assets Resulting from Operations	97	295	(906)	187	(1,212)	(1,128)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,598	684	1,723	-	892	3,911
Transfers between variable and fixed accounts, net	806	(36)	14,971	38,784	294	9,398
Policy maintenance charges	(1,279)	(1,175)	(1,941)	(82)	(1,936)	(1,615)
Policy benefits and terminations	-	-	-	-	-	-
Policy loans and loan repayments (2)	-	-	-	-	-	-
Other (2)	1	11	-	-	1	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,126	(516)	14,753	38,702	(749)	11,695
NET INCREASE (DECREASE) IN NET ASSETS	1,223	(221)	13,847	38,889	(1,961)	10,567
NET ASSETS
Beginning of Year or Period	2,994	3,215	38,889	-	15,507	4,940
End of Year or Period	$4,217	$2,994	$52,736	$38,889	$13,546	$15,507

	Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC		I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$91	$32	$2,619	$2,040	$330	$485
Realized gain (loss) on investments	563	1,258	(104)	77	2	4
Change in net unrealized appreciation (depreciation) on investments	(925)	(816)	(3,107)	(291)	(1,084)	(2,004)
Net Increase (Decrease) in Net Assets Resulting from Operations	(271)	474	(592)	1,826	(752)	(1,515)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	978	677	3,127	1,411	-	-
Transfers between variable and fixed accounts, net	(5)	19	(9,825)	81,376	-	-
Policy maintenance charges	(450)	(377)	(2,360)	(2,014)	(623)	(642)
Policy benefits and terminations	-	-	-	-	-	-
Policy loans and loan repayments (2)	-	-	-	-	-	-
Other (2)	-	1	(1)	(2)	88	84
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	523	320	(9,059)	80,771	(535)	(558)
NET INCREASE (DECREASE) IN NET ASSETS	252	794	(9,651)	82,597	(1,287)	(2,073)
NET ASSETS
Beginning of Year	7,322	6,528	103,425	20,828	19,876	21,949
End of Year	$7,574	$7,322	$93,774	$103,425	$18,589	$19,876

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	II		III		V
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4	$5	$-	$-	$200	$126
Realized gain (loss) on investments	2,842	1,659	4,767	4,288	1,187	1,197
Change in net unrealized appreciation (depreciation) on investments	(1,832)	(410)	(7,671)	648	(1,598)	(323)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,014	1,254	(2,904)	4,936	(211)	1,000
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2	-	1	-	2	-
Transfers between variable and fixed accounts, net	-	-	-	-	-	-
Policy maintenance charges	(272)	(313)	(1,236)	(1,197)	(218)	(266)
Policy benefits and terminations	-	-	-	-	-	-
Policy loans and loan repayments (1)	3,611	(20)	2,167	(15)	3,611	(17)
Other (1)	-	-	96	89	-	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,341	(333)	1,028	(1,123)	3,395	(283)
NET INCREASE (DECREASE) IN NET ASSETS	4,355	921	(1,876)	3,813	3,184	717
NET ASSETS
Beginning of Year	13,456	12,535	44,183	40,370	11,199	10,482
End of Year	$17,811	$13,456	$42,307	$44,183	$14,383	$11,199

	MFS New Discovery Series - Service Class		MFS Utilities Series - Service Class		Oppenheimer Global Fund/VA Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$14,596	$6,613	$717	$378
Realized gain (loss) on investments	1,542	10,940	12,505	12,743	4,318	2,051
Change in net unrealized appreciation (depreciation) on investments	(2,240)	(14,952)	(82,543)	19,164	(2,822)	(1,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	(698)	(4,012)	(55,442)	38,520	2,213	553
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,867	2,255	19,193	10,889	1,753	57
Transfers between variable and fixed accounts, net	30	(4,370)	8,696	1,399	12,006	17,860
Policy maintenance charges	(2,391)	(2,319)	(16,389)	(15,664)	(3,254)	(1,993)
Policy benefits and terminations	-	-	(22,585)	-	-	-
Policy loans and loan repayments (1)	(2,685)	(2)	298	364	-	-
Other (1)	7	1	204	573	140	134
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,172)	(4,435)	(10,583)	(2,439)	10,645	16,058
NET INCREASE (DECREASE) IN NET ASSETS	(2,870)	(8,447)	(66,025)	36,081	12,858	16,611
NET ASSETS
Beginning of Year	48,097	56,544	347,785	311,704	60,590	43,979
End of Year	$45,227	$48,097	$281,760	$347,785	$73,448	$60,590

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class		T. Rowe Price Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,408	$2,237	$-	$-	$-	$-
Realized gain (loss) on investments	103	(367)	13	168	(1)	(51)
Change in net unrealized appreciation (depreciation) on investments	(809)	2,330	(36)	(367)	33,109	23,921
Net Increase (Decrease) in Net Assets Resulting from Operations	702	4,200	(23)	(199)	33,108	23,870
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,024	895	211	305	33,983	23,891
Transfers between variable and fixed accounts, net	(13,922)	(485)	-	(2,809)	32,207	8,335
Policy maintenance charges	(2,952)	(2,449)	(13)	(106)	(19,277)	(16,046)
Policy benefits and terminations	-	-	-	-	-	(2,633)
Policy loans and loan repayments (1)	7,029	(6,841)	-		(7,765)	318
Other (1)	(1)	1	-	-	465	243
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,822)	(8,879)	198	(2,610)	39,613	14,108
NET INCREASE (DECREASE) IN NET ASSETS	(6,120)	(4,679)	175	(2,809)	72,721	37,978
NET ASSETS
Beginning of Year	87,291	91,970	71	2,880	295,116	257,138
End of Year	$81,171	$87,291	$246	$71	$367,837	$295,116

	T. Rowe Price Equity Income - II		Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,070	$4,712	$90	$306
Realized gain (loss) on investments	6,309	358	(17,551)	(4,322)
Change in net unrealized appreciation (depreciation) on investments	(34,681)	16,531	(53,338)	(52,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,302)	21,601	(70,799)	(56,370)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,509	5,394	26,274	33,681
Transfers between variable and fixed accounts, net	18,709	19,848	15,234	61,738
Policy maintenance charges	(13,725)	(13,187)	(19,863)	(28,054)
Policy benefits and terminations	(25,384)	-	(664)	(7,231)
Policy loans and loan repayments (1)	(161)	(2,112)	(8,253)	(6,316)
Other (1)	1,253	393	407	555
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,201	10,336	13,135	54,373
NET INCREASE (DECREASE) IN NET ASSETS	(17,101)	31,937	(57,664)	(1,997)
NET ASSETS
Beginning of Year	325,567	293,630	342,022	344,019
End of Year	$308,466	$325,567	$284,358	$342,022

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Diversified Bond
2015	$14.95	6,877	$102,791	0.00%	0.00%	1.05%
2014	14.79	15,384	227,539	0.00%	0.00%	7.69%
2013	13.73	7,437	102,136	0.00%	0.00%	(1.15%)
2012	13.89	13,331	185,217	3.40%	0.00%	8.37%
2011	12.82	8,303	106,450	14.38%	0.00%	5.94%
Floating Rate Income
2015	$10.35	11	$112	0.00%	0.00%	0.86%
04/28/2014 - 04/31/2014	10.27	5	49	0.00%	0.00%	(0.50%)
Floating Rate Loan
2015	$10.70	8,914	$95,363	0.00%	0.00%	(1.01%)
2014	10.81	8,717	94,213	0.00%	0.00%	0.84%
2013	10.72	10,862	116,424	0.00%	0.00%	4.53%
2012	10.25	1,647	16,888	4.90%	0.00%	8.10%
2011	9.49	1,721	16,323	15.43%	0.00%	2.50%
High Yield Bond
2015	$21.77	18,069	$393,347	0.00%	0.00%	(4.64%)
2014	22.83	18,583	424,208	0.00%	0.00%	0.37%
2013	22.74	19,822	450,813	0.00%	0.00%	7.25%
2012	21.21	26,949	571,487	7.37%	0.00%	15.30%
2011	18.39	25,178	463,087	10.95%	0.00%	3.42%
Inflation Managed
2015	$22.00	30,124	$662,860	0.00%	0.00%	(3.06%)
2014	22.70	31,162	723,272	0.00%	0.00%	(8.92%)
2013	22.01	32,855	1,023,216	2.47%	0.00%	9.87%
2012	24.17	42,336	955,462	5.52%	0.00%	11.85%
2011	22.00	43,433	1,196,208	1.98%	0.00%	8.78%
Inflation Strategy (4)
11/05/2015 - 12/31/2015	$10.23	103	$1,055	0.00%	0.00%	(0.48%)
2014 (4)	10.57	-	-	0.00%	0.00%	2.33%
03/19/2013 - 12/31/2013	10.32	1,984	20,487	0.00%	0.00%	(8.98%)
Managed Bond
2015	$24.52	58,108	$1,424,615	0.00%	0.00%	0.56%
2014	24.38	61,515	1,499,709	0.00%	0.00%	4.43%
2013	23.34	65,759	1,535,131	0.00%	0.00%	(2.21%)
2012	23.87	70,035	1,671,838	5.12%	0.00%	10.72%
2011	21.56	75,391	1,625,401	5.39%	0.00%	3.84%
Short Duration Bond
2015	$12.72	22,005	$279,946	0.00%	0.00%	0.31%
2014	12.68	20,968	265,911	0.00%	0.00%	0.67%
2013	12.60	20,081	252,980	0.00%	0.00%	0.40%
2012	12.55	31,371	393,648	0.83%	0.00%	3.19%
2011	12.16	30,350	369,051	3.12%	0.00%	0.87%
Emerging Markets Debt
2015	$9.51	6,466	$61,507	0.00%	0.00%	(4.42%)
2014	9.95	6,531	64,995	0.00%	0.00%	(3.83%)
2013	10.35	6,648	68,796	0.00%	0.00%	(6.44%)
10/24/2012 - 12/31/2012	11.06	37	414	See Note (5)	0.00%	1.98%
Comstock
2015	$18.57	17,879	$332,077	0.00%	0.00%	(6.05%)
2014	19.77	19,253	380,619	0.00%	0.00%	9.16%
2013	18.11	21,914	396,881	0.00%	0.00%	35.58%
2012	13.36	27,819	371,593	1.88%	0.00%	18.54%
2011	11.27	29,049	327,329	7.78%	0.00%	(2.11%)
Dividend Growth
2015	$21.69	14,036	$304,397	0.00%	0.00%	2.09%
2014	21.24	15,920	338,185	0.00%	0.00%	12.10%
2013	18.95	18,494	350,445	0.00%	0.00%	30.11%
2012	14.56	19,399	282,521	1.65%	0.00%	14.55%
2011	12.71	19,599	249,171	2.95%	0.00%	3.27%

See Notes to Financial Statements	27	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Equity Index
2015	$18.40	106,896	$1,966,561	0.00%	0.00%	1.14%
2014	18.19	108,495	1,973,474	0.00%	0.00%	13.38%
2013	16.04	103,166	1,655,038	0.00%	0.00%	31.92%
2012	12.16	100,717	1,224,795	2.30%	0.00%	15.77%
2011	10.50	112,336	1,180,023	2.75%	0.00%	1.82%
Focused Growth
2015	$34.37	7,929	$272,504	0.00%	0.00%	10.09%
2014	31.22	9,241	288,494	0.00%	0.00%	10.08%
2013	28.36	9,796	277,816	0.00%	0.00%	33.51%
2012	21.24	9,933	210,999	0.00%	0.00%	23.21%
2011	17.24	11,467	197,692	0.00%	0.00%	(9.70%)
Growth
2015	$12.70	30,057	$381,759	0.00%	0.00%	7.46%
2014	11.82	32,219	380,792	0.00%	0.00%	8.88%
2013	10.86	35,935	390,088	0.00%	0.00%	34.21%
2012	8.09	40,286	325,847	0.85%	0.00%	18.24%
2011	6.84	55,787	381,627	0.94%	0.00%	(6.06%)
Large-Cap Growth
2015	$15.20	49,530	$752,973	0.00%	0.00%	6.09%
2014	14.33	54,695	783,778	0.00%	0.00%	8.43%
2013	13.22	57,963	766,015	0.00%	0.00%	37.48%
2012	9.61	71,479	687,118	0.00%	0.00%	18.23%
2011	8.13	73,960	601,336	0.00%	0.00%	1.07%
Large-Cap Value
2015	$21.49	50,947	$1,094,721	0.00%	0.00%	(2.99%)
2014	22.15	53,684	1,189,030	0.00%	0.00%	11.50%
2013	19.86	56,729	1,126,863	0.00%	0.00%	32.26%
2012	15.02	70,091	1,052,720	1.97%	0.00%	16.40%
2011	12.90	73,112	943,349	6.79%	0.00%	4.72%
Long/Short Large-Cap
2015	$16.49	2,972	$49,007	0.00%	0.00%	(2.82%)
2014	16.97	3,350	56,839	0.00%	0.00%	15.52%
2013	14.69	5,429	79,738	0.00%	0.00%	35.13%
2012	10.87	4,251	46,200	0.80%	0.00%	18.09%
2011	9.20	3,645	33,551	3.55%	0.00%	(2.60%)
Main Street Core
2015	$18.67	58,506	$1,092,068	0.00%	0.00%	3.35%
2014	18.06	65,189	1,177,313	0.00%	0.00%	10.82%
2013	16.30	68,907	1,123,004	0.00%	0.00%	31.77%
2012	12.37	71,504	884,384	0.97%	0.00%	17.02%
2011	10.57	88,025	930,384	1.12%	0.00%	0.48%
Mid-Cap Equity
2015	$31.64	29,045	$918,917	0.00%	0.00%	1.57%
2014	31.15	31,218	972,463	0.00%	0.00%	4.23%
2013	29.89	34,266	1,024,121	0.00%	0.00%	36.21%
2012	21.94	40,647	891,863	0.67%	0.00%	7.35%
2011	20.44	45,324	926,410	0.79%	0.00%	(5.40%)
Mid-Cap Growth
2015	$17.77	24,108	$428,443	0.00%	0.00%	(5.73%)
2014	18.85	25,104	473,240	0.00%	0.00%	8.49%
2013	17.38	25,949	450,883	0.00%	0.00%	33.09%
2012	13.06	28,464	371,623	0.39%	0.00%	7.49%
2011	12.15	32,636	396,385	0.00%	0.00%	(7.81%)
Mid-Cap Value
2015	$27.10	1,779	$48,209	0.00%	0.00%	(0.37%)
2014	27.20	1,649	44,854	0.00%	0.00%	6.49%
2013	25.54	1,468	37,508	0.00%	0.00%	33.89%
2012	19.08	938	17,896	1.14%	0.00%	14.49%
2011	16.66	957	15,949	6.85%	0.00%	(5.69%)
Small-Cap Equity
2015	$23.48	2,893	$67,912	0.00%	0.00%	(7.88%)
2014	25.49	2,819	71,857	0.00%	0.00%	1.71%
2013	25.06	3,486	87,349	0.00%	0.00%	35.45%
2012	18.50	4,544	84,052	1.70%	0.00%	15.93%
2011	15.96	4,389	70,040	3.54%	0.00%	(3.38%)

See Notes to Financial Statements	28	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Growth
2015	$13.56	10,104	$137,028	0.00%	0.00%	(8.35%)
2014	14.80	11,368	168,218	0.00%	0.00%	0.37%
2013	14.74	14,641	215,849	0.00%	0.00%	33.87%
2012	11.01	15,074	166,016	0.08%	0.00%	12.87%
2011	9.76	14,939	145,769	0.00%	0.00%	(3.10%)
Small-Cap Index
2015	$26.60	29,249	$778,029	0.00%	0.00%	(4.93%)
2014	27.98	30,421	851,126	0.00%	0.00%	4.39%
2013	26.80	30,787	825,155	0.00%	0.00%	38.28%
2012	19.38	36,567	708,791	1.02%	0.00%	16.13%
2011	16.69	44,373	740,613	0.61%	0.00%	(4.51%)
Small-Cap Value
2015	$38.59	16,501	$636,761	0.00%	0.00%	(4.34%)
2014	40.34	17,461	704,346	0.00%	0.00%	5.64%
2013	38.18	18,267	697,522	0.00%	0.00%	32.49%
2012	28.82	18,485	532,763	2.01%	0.00%	11.09%
2011	25.94	19,810	513,933	2.42%	0.00%	2.31%
Emerging Markets
2015	$41.84	16,071	$672,438	0.00%	0.00%	(14.04%)
2014	48.68	16,676	811,742	0.00%	0.00%	(4.99%)
2013	51.24	18,794	962,907	0.00%	0.00%	8.75%
2012	47.11	18,726	882,248	0.76%	0.00%	21.52%
2011	38.77	18,254	707,717	1.90%	0.00%	(17.97%)
International Large-Cap
2015	$17.64	59,866	$1,056,136	0.00%	0.00%	(0.44%)
2014	17.72	62,304	1,103,960	0.00%	0.00%	(5.02%)
2013	18.66	64,302	1,199,610	0.00%	0.00%	18.42%
2012	15.75	58,915	928,127	1.47%	0.00%	22.53%
2011	12.86	66,538	855,456	5.30%	0.00%	(10.12%)
International Small-Cap
2015	$12.57	7,537	$94,730	0.00%	0.00%	6.43%
2014	11.81	13,227	156,217	0.00%	0.00%	(2.42%)
2013	12.10	7,120	86,175	0.00%	0.00%	28.09%
2012	9.45	7,765	73,369	2.34%	0.00%	19.44%
2011	7.91	9,193	72,722	16.57%	0.00%	(12.27%)
International Value
2015	$10.57	52,121	$550,761	0.00%	0.00%	(2.63%)
2014	10.85	53,407	579,620	0.00%	0.00%	(10.54%)
2013	12.13	54,014	655,308	0.00%	0.00%	21.68%
2012	9.97	60,033	598,556	3.38%	0.00%	17.82%
2011	8.46	62,452	528,504	8.61%	0.00%	(12.90%)
Health Sciences
2015	$52.26	19,561	$1,022,236	0.00%	0.00%	9.59%
2014	47.68	21,768	1,037,988	0.00%	0.00%	24.53%
2013	38.29	20,230	774,613	0.00%	0.00%	56.49%
2012	24.47	19,196	469,701	0.00%	0.00%	25.68%
2011	19.47	19,793	385,363	0.00%	0.00%	11.94%
Real Estate
2015	$49.75	18,104	$900,745	0.00%	0.00%	1.52%
2014	49.01	18,688	915,878	0.00%	0.00%	30.59%
2013	37.53	19,720	740,055	0.00%	0.00%	1.71%
2012	36.90	21,388	789,151	1.15%	0.00%	16.21%
2011	31.75	23,079	732,772	0.00%	0.00%	6.12%
Technology
2015	$11.24	16,644	$187,073	0.00%	0.00%	(3.04%)
2014	11.59	17,772	206,014	0.00%	0.00%	9.85%
2013	10.55	18,279	192,893	0.00%	0.00%	22.50%
2012	8.61	19,555	168,452	0.00%	0.00%	7.14%
2011	8.04	21,429	172,299	0.00%	0.00%	(4.90%)
Currency Strategies (4)
03/27/2015 - 12/31/2015	$10.54	209	$2,203	0.00%	0.00%	2.65%
Global Absolute Return (4)
01/07/2015 - 12/31/2015	$10.48	183	$1,917	0.00%	0.00%	2.81%

See Notes to Financial Statements	29	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Pacific Dynamix - Conservative Growth
2015	$16.20	12	$198	0.00%	0.00%	(1.10%)
2014	16.38	53	863	0.00%	0.00%	5.50%
2013	15.52	120	1,859	0.00%	0.00%	9.39%
2012	14.19	191	2,707	2.51%	0.00%	9.42%
2011	12.97	82	1,066	2.35%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
2015	$17.89	16,803	$300,668	0.00%	0.00%	(1.85%)
2014	18.23	606	11,054	0.00%	0.00%	5.53%
2013	17.28	347	6,002	0.00%	0.00%	14.95%
2012	15.03	130	1,960	1.99%	0.00%	7.76%
Pacific Dynamix - Growth
2015	$19.66	21,500	$422,765	0.00%	0.00%	(2.45%)
2014	20.16	18,385	370,586	0.00%	0.00%	5.43%
2013	19.12	17,538	335,307	0.00%	0.00%	20.98%
2012	15.80	16,507	260,856	See Note (6)	0.00%	13.76%
2011	13.89	717	9,956	3.01%	0.00%	(1.85%)
Portfolio Optimization Conservative (4)
06/18/2015 - 12/31/2015	$11.67	6,467	$75,441	0.00%	0.00%	(1.78%)
Portfolio Optimization Moderate-Conservative
2015	$12.11	12,402	$150,139	0.00%	0.00%	(0.41%)
2014	12.16	12,850	156,195	0.00%	0.00%	4.03%
2013	11.68	13,147	153,612	0.00%	0.00%	8.16%
2012	10.80	13,242	143,046	2.21%	0.00%	11.65%
06/24/2011 - 12/31/2011	9.67	12,285	118,860	1.45%	0.00%	(0.75%)
Portfolio Optimization Moderate
2015	$12.48	93,355	$1,164,715	0.00%	0.00%	(0.36%)
2014	12.52	96,253	1,205,229	0.00%	0.00%	4.62%
2013	11.97	99,672	1,192,932	0.00%	0.00%	12.74%
2012	10.62	148,542	1,576,954	1.93%	0.00%	12.94%
05/03/2011 - 12/31/2011	9.40	172,205	1,618,646	1.34%	0.00%	(5.69%)
Portfolio Optimization Growth
2015	$12.82	222,588	$2,853,956	0.00%	0.00%	(0.33%)
2014	12.86	216,836	2,789,423	0.00%	0.00%	5.08%
2013	12.24	208,821	2,556,333	0.00%	0.00%	17.46%
2012	10.42	204,572	2,132,043	1.82%	0.00%	14.02%
05/05/2011 - 12/31/2011	9.14	194,090	1,774,070	1.03%	0.00%	(6.83%)
Portfolio Optimization Aggressive-Growth
2015	$12.87	67,818	$872,769	0.00%	0.00%	(0.91%)
2014	12.99	46,658	605,982	0.00%	0.00%	5.29%
2013	12.34	47,418	584,921	0.00%	0.00%	20.86%
2012	10.21	47,319	482,943	1.50%	0.00%	15.17%
06/24/2011 - 12/31/2011	8.86	46,331	410,577	0.91%	0.00%	(5.32%)
Invesco V.I. International Growth Series II
2015	$12.12	1,733	$21,003	1.52%	0.00%	(2.62%)
2014	12.44	446	5,554	1.62%	0.00%	0.09%
2013	12.43	304	3,775	1.32%	0.00%	18.72%
08/07/2012 - 12/31/2012	10.47	162	1,695	3.23%	0.00%	5.76%
American Century VP Mid Cap Value Class II
2015	$15.79	3,213	$50,720	1.49%	0.00%	(1.58%)
2014	16.04	3,261	52,310	1.05%	0.00%	16.24%
03/25/2013 - 12/31/2013	13.80	1,694	23,384	1.23%	0.00%	17.94%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015 - 12/31/2015	$22.27	2,204	$49,085	See Note (5)	0.00%	(1.53%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015 - 12/31/2015	$22.23	25,106	$557,994	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015 - 12/31/2015	$19.96	15,606	$311,536	7.53%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2015	$16.77	3,511	$58,863	1.22%	0.00%	(6.15%)
2014	17.86	3,719	66,439	1.21%	0.00%	9.63%
2013	16.30	3,699	60,281	1.14%	0.00%	37.65%
2012	11.84	4,050	47,953	1.50%	0.00%	13.81%
2011	10.40	4,369	45,452	1.77%	0.00%	(2.78%)

See Notes to Financial Statements	30	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
BlackRock Global Allocation V.I. Class III
2015	$18.09	19,738	$357,030	1.13%	0.00%	(1.00%)
2014	18.27	15,390	281,193	2.31%	0.00%	1.93%
2013	17.92	15,750	282,317	1.20%	0.00%	14.42%
2012	15.67	13,624	213,434	1.29%	0.00%	9.97%
2011	14.25	14,852	211,591	2.74%	0.00%	(3.64%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
12/16/2015 - 12/31/2015	$9.79	19	$190	See Note (5)	0.00%	0.30%
Fidelity VIP Contrafund Service Class 2
2015	$21.50	27,071	$581,988	0.78%	0.00%	0.42%
2014	21.41	29,173	624,581	0.75%	0.00%	11.65%
2013	19.17	29,851	572,374	0.84%	0.00%	30.95%
2012	14.64	31,035	454,429	1.08%	0.00%	16.14%
2011	12.61	33,565	423,172	0.82%	0.00%	(2.78%)
Fidelity VIP Freedom 2020 Service Class 2
2015	$13.05	6,601	$86,122	1.62%	0.00%	(0.46%)
2014	13.11	6,556	85,922	1.46%	0.00%	4.60%
2013	12.53	6,436	80,646	1.42%	0.00%	15.63%
2012	10.84	8,568	92,846	1.70%	0.00%	13.07%
2011	9.58	9,459	90,657	1.99%	0.00%	(1.24%)
Fidelity VIP Freedom 2025 Service Class 2
2015	$13.51	202	$2,729	1.71%	0.00%	(0.50%)
2014	13.58	180	2,445	1.56%	0.00%	4.85%
2013	12.95	156	2,015	1.84%	0.00%	19.71%
2012	10.82	131	1,417	1.82%	0.00%	14.80%
07/25/2011 - 12/31/2011	9.42	106	998	4.62%	0.00%	(7.82%)
Fidelity VIP Freedom 2030 Service Class 2
2015	$12.98	323	$4,191	1.95%	0.00%	(0.53%)
2014	13.05	207	2,699	0.51%	0.00%	4.74%
2013	12.46	1,687	21,022	1.54%	0.00%	21.41%
2012	10.26	1,775	18,220	2.01%	0.00%	15.18%
05/03/2011 - 12/31/2011	8.91	1,554	13,848	1.81%	0.00%	(2.83%)
Fidelity VIP Freedom 2035 Service Class 2
2015	$13.52	5,466	$73,896	1.38%	0.00%	(0.51%)
2014	13.59	5,623	76,412	1.30%	0.00%	4.65%
07/22/2013 - 12/31/2013	12.98	5,842	75,860	3.28%	0.00%	9.30%
Fidelity VIP Growth Service Class 2
2015	$20.49	1,609	$32,977	0.03%	0.00%	6.90%
2014	19.17	2,692	51,596	0.00%	0.00%	11.01%
2013	17.27	2,626	45,334	0.05%	0.00%	36.00%
2012	12.70	1,975	25,070	0.54%	0.00%	14.40%
2011	11.10	854	9,480	0.12%	0.00%	(0.03%)
Fidelity VIP Mid Cap Service Class 2
2015	$20.27	18,648	$377,965	0.26%	0.00%	(1.63%)
2014	20.60	18,522	381,631	0.02%	0.00%	6.03%
2013	19.43	19,004	369,272	0.29%	0.00%	35.87%
2012	14.30	18,731	267,883	0.40%	0.00%	14.56%
2011	12.48	18,413	229,862	0.02%	0.00%	(10.85%)
Fidelity VIP Government Money Market Service Class
2015	$10.00	80,620	$806,357	0.01%	0.00%	0.01%
04/30/2014 - 12/31/2014	10.00	76,418	764,255	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
2015	$17.69	2,504	$44,280	0.86%	0.00%	(3.19%)
2014	18.27	2,690	49,147	0.80%	0.00%	6.51%
2013	17.15	2,848	48,844	0.77%	0.00%	30.18%
2012	13.18	2,132	28,089	0.36%	0.00%	27.06%
2011	10.37	2,393	24,814	0.81%	0.00%	(9.04%)
Templeton Foreign VIP Class 2
2015	$11.22	490	$5,494	2.26%	0.00%	(6.49%)
2014	11.99	1,488	17,842	2.17%	0.00%	(11.13%)
2013	13.50	167	2,256	0.80%	0.00%	22.97%
12/19/2012 - 12/31/2012	10.98	920	10,096	0.00%	0.00%	(0.14%)

See Notes to Financial Statements	31	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Templeton Global Bond VIP Class 2
2015	$11.86	7,861	$93,234	8.12%	0.00%	(4.30%)
2014	12.39	7,847	97,259	5.10%	0.00%	1.83%
2013	12.17	9,923	120,782	3.63%	0.00%	1.63%
2012	11.98	10,731	128,513	5.83%	0.00%	15.07%
2011	10.41	8,040	83,686	5.25%	0.00%	(0.87%)
GE Investments Total Return Class 3
2015	$13.69	471	$6,447	1.56%	0.00%	(1.34%)
2014	13.88	298	4,137	1.61%	0.00%	5.07%
2013	13.21	257	3,391	1.47%	0.00%	14.64%
2012	11.52	206	2,373	1.48%	0.00%	12.25%
2011	10.27	149	1,526	1.83%	0.00%	(3.10%)
Janus Aspen Series Enterprise Service Shares
2015	$19.95	4,669	$93,147	0.52%	0.00%	3.77%
2014	19.23	4,983	95,808	0.03%	0.00%	12.24%
2013	17.13	5,390	92,329	0.36%	0.00%	32.04%
2012	12.97	5,242	67,999	0.00%	0.00%	16.99%
2011	11.09	2,972	32,951	0.00%	0.00%	(1.65%)
Janus Aspen Series Overseas Service Shares
2015	$8.98	15,668	$140,683	0.52%	0.00%	(8.80%)
2014	9.85	15,541	156,013	2.95%	0.00%	(12.10%)
2013	11.20	16,626	186,231	2.90%	0.00%	14.28%
2012	9.80	19,963	195,664	0.62%	0.00%	13.18%
2011	8.66	20,044	173,575	0.37%	0.00%	(32.34%)
Lazard Retirement U.S. Strategic Equity Service Class
2015	$14.12	68	$960	0.43%	0.00%	(5.44%)
2014	14.93	84	1,251	0.57%	0.00%	14.71%
2013	13.02	120	1,561	0.73%	0.00%	28.07%
2012	10.17	192	1,948	1.40%	0.00%	14.01%
2011	8.92	123	1,100	1.30%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
2015	$20.29	11,523	$233,824	0.08%	0.00%	(1.94%)
2014	20.69	9,188	190,125	0.01%	0.00%	20.08%
2013	17.23	3,475	59,882	0.05%	0.00%	47.37%
2012	11.69	1,490	17,429	0.10%	0.00%	18.46%
2011	9.87	1,363	13,453	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap Core - Class II
2015	$17.78	237	$4,217	0.06%	0.00%	1.99%
2014	17.43	172	2,994	0.07%	0.00%	7.82%
2013	16.17	199	3,215	0.04%	0.00%	37.05%
2012	11.80	1,342	15,839	0.83%	0.00%	17.61%
2011	10.03	457	4,580	0.00%	0.00%	(4.14%)
Lord Abbett Bond Debenture Class VC
2015	$9.96	5,295	$52,736	4.75%	0.00%	(1.53%)
12/09/2014 - 12/31/2014	10.11	3,845	38,889	See Note (5)	0.00%	0.53%
Lord Abbett Developing Growth Class VC
2015	$14.82	914	$13,546	0.00%	0.00%	(8.21%)
2014	16.15	960	15,507	0.00%	0.00%	3.71%
05/29/2013 - 12/31/2013	15.57	317	4,940	0.00%	0.00%	29.42%
Lord Abbett Fundamental Equity Class VC
2015	$15.82	479	$7,574	1.21%	0.00%	(3.44%)
2014	16.38	447	7,322	0.48%	0.00%	7.14%
2013	15.29	427	6,528	0.30%	0.00%	35.76%
2012	11.26	279	3,143	0.58%	0.00%	10.58%
07/05/2011 - 12/31/2011	10.18	181	1,843	0.43%	0.00%	(10.66%)
Lord Abbett Total Return Class VC
2015	$10.25	9,148	$93,774	2.66%	0.00%	(0.66%)
2014	10.32	10,024	103,425	4.59%	0.00%	6.08%
06/06/2013 - 12/31/2013	9.73	2,141	20,828	3.57%	0.00%	(0.93%)
I
2015	$10.29	1,806	$18,589	1.63%	0.00%	(3.94%)
2014	10.71	1,855	19,876	2.25%	0.00%	(7.06%)
2013	11.53	1,904	21,949	2.42%	0.00%	16.32%
2012	9.91	1,964	19,464	2.09%	0.00%	20.68%
2011	8.21	2,030	16,672	3.19%	0.00%	(13.56%)

See Notes to Financial Statements	32	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
II
2015	$28.31	629	$17,811	0.03%	0.00%	7.70%
2014	26.29	512	13,456	0.04%	0.00%	10.21%
2013	23.85	526	12,535	0.56%	0.00%	36.15%
2012	17.52	732	12,819	0.05%	0.00%	19.31%
2011	14.68	754	11,076	0.00%	0.00%	(0.80%)
III
2015	$29.44	1,437	$42,307	0.00%	0.00%	(6.58%)
2014	31.52	1,402	44,183	0.00%	0.00%	12.42%
2013	28.03	1,440	40,370	0.00%	0.00%	39.20%
2012	20.14	1,599	32,208	0.33%	0.00%	17.43%
2011	17.15	1,652	28,330	0.00%	0.00%	(7.22%)
V
2015	$21.73	662	$14,383	1.70%	0.00%	(0.66%)
2014	21.88	512	11,199	1.18%	0.00%	9.68%
2013	19.95	526	10,482	2.69%	0.00%	34.22%
2012	14.86	732	10,874	0.84%	0.00%	17.29%
2011	12.67	754	9,558	0.38%	0.00%	(4.11%)
MFS New Discovery Series - Service Class
2015	$17.65	2,562	$45,227	0.00%	0.00%	(2.15%)
2014	18.04	2,666	48,097	0.00%	0.00%	(7.49%)
2013	19.50	2,900	56,544	0.00%	0.00%	41.22%
2012	13.81	2,445	33,759	0.00%	0.00%	20.90%
2011	11.42	3,035	34,671	0.00%	0.00%	(10.49%)
MFS Utilities Series - Service Class
2015	$14.52	19,411	$281,760	4.23%	0.00%	(14.76%)
2014	17.03	20,424	347,785	1.95%	0.00%	12.47%
2013	15.14	20,587	311,704	2.26%	0.00%	20.21%
2012	12.59	17,780	223,929	6.63%	0.00%	13.21%
2011	11.12	18,317	203,771	3.12%	0.00%	6.51%
Oppenheimer Global Fund/VA Service Shares
2015	$12.20	6,021	$73,448	1.05%	0.00%	3.67%
2014	11.77	5,149	60,590	0.85%	0.00%	2.06%
06/14/2013 - 12/31/2013	11.53	3,814	43,979	2.02%	0.00%	16.25%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2015	$9.56	8,492	$81,171	1.53%	0.00%	(0.26%)
2014	9.58	9,108	87,291	2.41%	0.00%	4.57%
2013	9.16	10,035	91,970	3.00%	0.00%	(7.91%)
2012	9.95	7,765	77,274	2.98%	0.00%	8.77%
09/26/2011 - 12/31/2011	9.15	8,475	77,537	0.00%	0.00%	0.63%
Royce Micro-Cap Service Class
2015	$11.08	22	$246	0.00%	0.00%	(12.61%)
2014	12.67	6	71	0.00%	0.00%	(3.84%)
2013	13.18	219	2,880	0.30%	0.00%	20.65%
2012	10.92	226	2,473	0.00%	0.00%	7.45%
07/05/2011 - 12/31/2011	10.17	193	1,965	5.32%	0.00%	(16.06%)
T. Rowe Price Blue Chip Growth - II
2015	$23.35	15,751	$367,837	0.00%	0.00%	10.80%
2014	21.08	14,002	295,116	0.00%	0.00%	8.84%
2013	19.37	13,278	257,138	0.00%	0.00%	40.85%
2012	13.75	12,598	173,211	0.00%	0.00%	17.91%
2011	11.66	13,044	152,105	0.00%	0.00%	1.36%
T. Rowe Price Equity Income - II
2015	$16.58	18,605	$308,466	1.60%	0.00%	(7.11%)
2014	17.85	18,241	325,567	1.51%	0.00%	7.10%
2013	16.66	17,620	293,630	1.38%	0.00%	29.41%
2012	12.88	14,775	190,274	1.89%	0.00%	16.92%
2011	11.01	17,150	188,889	1.50%	0.00%	(1.02%)
Van Eck VIP Global Hard Assets Initial Class
2015	$12.35	23,025	$284,358	0.04%	0.00%	(33.45%)
2014	18.56	18,432	342,022	0.09%	0.00%	(19.10%)
2013	22.94	14,998	344,019	0.67%	0.00%	10.53%
2012	20.75	16,279	337,810	0.62%	0.00%	3.39%
2011	20.07	16,893	339,071	1.16%	0.00%	(16.45%)

See Notes to Financial Statements	33	See explanation of references on page 34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages 27 to 33

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced or resumed during 2015 (See Note 1 in Notes to Financial Statements). For the Inflation Strategy Variable Account, all units were fully redeemed or transferred on December 31, 2014, and operations resumed during 2015.
(5)	Subsequent to their commencement of operations, the Emerging Markets Debt, American Funds IS Asset Allocation Fund Class 4, BlackRock iShares Dynamic Fixed Income V.I. Class I, and Lord Abbett Bond Debenture Variable Accounts received their annual distributions. The annualized investment income ratios were 11.78%, 9.09%, 46.41%, and 79.58% respectively. Prior to annualization, the ratios were 2.19%, 1.49%, 1.91%, and 4.80% respectively.
(6)	The investment income ratio for the Pacific Dynamix - Growth Variable Account was 11.48% for the year ended December 31, 2012. This ratio was substantially higher than other years due to significant cash flows received shortly before the annual investment income distribution in December 2012.

See Notes to Financial Statements	34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life and Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 was comprised of ninety-nine subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following eight Variable Accounts commenced or resumed operations during 2015:

	Commenced or		Commenced or
Variable Accounts	Resumed Operations on	Variable Accounts	Resumed Operations on
Inflation Strategy	November 5, 2015	American Funds IS Asset Allocation Fund Class 4	October 30, 2015
Currency Strategies	March 27, 2015	American Funds IS Growth Fund Class 4	October 30, 2015
Global Absolute Return	January 7, 2015	American Funds IS Growth-Income Fund Class 4	October 30, 2015
Portfolio Optimization Conservative	June 18, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	December 16, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2015, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$70,421	$197,836
Floating Rate Income	66	3
Floating Rate Loan	5,051	2,921
High Yield Bond	37,644	50,305
Inflation Managed	53,184	76,616
Inflation Strategy (1)	1,064	4
Managed Bond	80,749	164,884
Short Duration Bond	67,062	53,763
Emerging Markets Debt	39,242	40,211
Comstock	14,086	40,569
Dividend Growth	17,440	58,425
Equity Index	147,472	176,219
Focused Growth	9,121	54,470
Growth	14,720	41,746
Large-Cap Growth	24,370	104,032
Large-Cap Value	34,425	95,999
Long/Short Large-Cap	12,112	19,280
Main Street Core	54,171	182,101
Mid-Cap Equity	27,194	98,461
Mid-Cap Growth	17,080	35,814
Mid-Cap Value	6,065	2,585
Small-Cap Equity	5,886	4,112
Small-Cap Growth	259	20,383
Small-Cap Index	33,859	66,892
Small-Cap Value	16,513	56,125
Emerging Markets	76,072	106,653
International Large-Cap	40,517	88,739
International Small-Cap	14,678	80,801
International Value	49,565	66,636
Health Sciences	162,092	287,165
Real Estate	91,494	115,637
Technology	23,486	37,752
Currency Strategies (1)	2,243	83
Global Absolute Return (1)	2,267	414
Pacific Dynamix - Conservative Growth	369	1,039
Pacific Dynamix - Moderate Growth	319,429	23,571
Pacific Dynamix - Growth	78,852	16,305
Portfolio Optimization Conservative (1)	103,278	25,775
Portfolio Optimization Moderate-Conservative	25,664	31,279
Portfolio Optimization Moderate	133,477	169,538
Portfolio Optimization Growth	246,617	167,901
Portfolio Optimization Aggressive-Growth	304,983	22,427
Invesco V.I. International Growth Series II	18,048	1,591
American Century VP Mid Cap Value Class II	4,747	2,449

(1) Operations commenced or resumed during 2015.

Variable Accounts	Purchases	Sales
American Funds IS Asset Allocation Class 4 (1)	$50,719	$134
American Funds IS Growth Fund Class 4 (1)	577,882	12,684
American Funds IS Growth-Income Class 4 (1)	341,137	20,049
BlackRock Basic Value V.I. Class III	11,239	6,861
BlackRock Global Allocation V.I. Class III	125,732	17,367
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	191	-
Fidelity VIP Contrafund Service Class 2	79,001	64,542
Fidelity VIP Freedom 2020 Service Class 2	12,295	9,903
Fidelity VIP Freedom 2025 Service Class 2	796	433
Fidelity VIP Freedom 2030 Service Class 2	2,439	848
Fidelity VIP Freedom 2035 Service Class 2	1,756	2,494
Fidelity VIP Growth Service Class 2	8,649	29,043
Fidelity VIP Mid Cap Service Class 2	67,390	17,666
Fidelity VIP Government Money Market Service Class	526,740	484,641
Fidelity VIP Value Strategies Service Class 2	4,679	7,887
Templeton Foreign VIP Class 2	3,110	14,776
Templeton Global Bond VIP Class 2	19,056	10,421
GE Investments Total Return Class 3	3,591	881
Janus Aspen Series Enterprise Service Shares	23,570	18,322
Janus Aspen Series Overseas Service Shares	9,857	3,290
Lazard Retirement U.S. Strategic Equity Service Class	686	854
ClearBridge Variable Aggressive Growth - Class II	112,672	38,864
ClearBridge Variable Mid Cap Core - Class II	2,380	1,000
Lord Abbett Bond Debenture Class VC	19,116	1,840
Lord Abbett Developing Growth Class VC	1,196	1,835
Lord Abbett Fundamental Equity Class VC	1,605	357
Lord Abbett Total Return Class VC	13,426	19,733
I	365	570
II	6,460	272
III	7,003	1,145
V	5,007	218
MFS New Discovery Series - Service Class	4,762	5,337
MFS Utilities Series - Service Class	101,270	71,639
Oppenheimer Global Fund/VA Service Shares	18,828	3,048
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	11,204	16,618
Royce Micro-Cap Service Class	225	13
T. Rowe Price Blue Chip Growth - II	62,427	22,814
T. Rowe Price Equity Income - II	80,419	62,237
Van Eck VIP Global Hard Assets Initial Class	236,772	223,547

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages 1 and 2 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	4,782	(13,289)	(8,507)	10,308	(2,361)	7,947
Floating Rate Income (1)	6	(-)	6	5	-	5
Floating Rate Loan	498	(301)	197	285	(2,430)	(2,145)
High Yield Bond	7,034	(7,548)	(514)	1,448	(2,687)	(1,239)
Inflation Managed	3,711	(4,749)	(1,038)	3,960	(5,653)	(1,693)
Inflation Strategy (2), (3)	103	(-)	103	139	(2,123)	(1,984)
Managed Bond	6,533	(9,940)	(3,407)	6,593	(10,837)	(4,244)
Short Duration Bond	5,802	(4,765)	1,037	2,645	(1,758)	887
Emerging Markets Debt	4,073	(4,138)	(65)	-	(117)	(117)
Comstock	1,399	(2,773)	(1,374)	1,660	(4,321)	(2,661)
Dividend Growth	1,101	(2,985)	(1,884)	1,104	(3,678)	(2,574)
Equity Index	9,063	(10,662)	(1,599)	12,879	(7,550)	5,329
Focused Growth	398	(1,710)	(1,312)	481	(1,036)	(555)
Growth	2,511	(4,673)	(2,162)	3,061	(6,777)	(3,716)
Large-Cap Growth	3,495	(8,660)	(5,165)	4,160	(7,428)	(3,268)
Large-Cap Value	3,154	(5,891)	(2,737)	3,045	(6,090)	(3,045)
Long/Short Large-Cap	648	(1,026)	(378)	394	(2,473)	(2,079)
Main Street Core	4,571	(11,254)	(6,683)	4,629	(8,347)	(3,718)
Mid-Cap Equity	1,867	(4,040)	(2,173)	2,191	(5,239)	(3,048)
Mid-Cap Growth	1,568	(2,564)	(996)	2,319	(3,164)	(845)
Mid-Cap Value	253	(123)	130	288	(107)	181
Small-Cap Equity	332	(258)	74	492	(1,159)	(667)
Small-Cap Growth	17	(1,281)	(1,264)	543	(3,816)	(3,273)
Small-Cap Index	2,194	(3,366)	(1,172)	3,988	(4,354)	(366)
Small-Cap Value	795	(1,755)	(960)	1,048	(1,854)	(806)
Emerging Markets	2,347	(2,952)	(605)	1,320	(3,438)	(2,118)
International Large-Cap	3,939	(6,377)	(2,438)	4,931	(6,929)	(1,998)
International Small-Cap	1,385	(7,075)	(5,690)	9,403	(3,296)	6,107
International Value	6,424	(7,710)	(1,286)	5,934	(6,541)	(607)
Health Sciences	3,388	(5,595)	(2,207)	3,516	(1,978)	1,538
Real Estate	2,484	(3,068)	(584)	2,102	(3,134)	(1,032)
Technology	2,009	(3,137)	(1,128)	1,754	(2,261)	(507)
Currency Strategies (3)	217	(8)	209
Global Absolute Return (3)	222	(39)	183
Pacific Dynamix - Conservative Growth	26	(67)	(41)	-	(67)	(67)
Pacific Dynamix - Moderate Growth	17,507	(1,310)	16,197	331	(72)	259
Pacific Dynamix - Growth	4,027	(912)	3,115	1,991	(1,144)	847
Portfolio Optimization Conservative (3)	8,716	(2,249)	6,467
Portfolio Optimization Moderate-Conservative	2,289	(2,737)	(448)	2,303	(2,600)	(297)
Portfolio Optimization Moderate	11,222	(14,120)	(2,898)	51,248	(54,667)	(3,419)
Portfolio Optimization Growth	19,340	(13,588)	5,752	24,219	(16,204)	8,015
Portfolio Optimization Aggressive-Growth	24,152	(2,992)	21,160	9,709	(10,469)	(760)
Invesco V.I. International Growth Series II	1,417	(130)	1,287	182	(40)	142
American Century VP Mid Cap Value Class II	113	(161)	(48)	1,675	(108)	1,567
American Funds IS Asset Allocation Fund Class 4 (3)	2,223	(19)	2,204
American Funds IS Growth Fund Class 4 (3)	25,651	(545)	25,106
American Funds IS Growth-Income Fund Class 4 (3)	16,331	(725)	15,606
BlackRock Basic Value V.I. Class III	236	(444)	(208)	307	(287)	20
BlackRock Global Allocation V.I. Class III	5,641	(1,293)	4,348	1,783	(2,143)	(360)
BlackRock iShares Dynamic Fixed Income V.I. Class I (3)	19	-	19
Fidelity VIP Contrafund Service Class 2	1,370	(3,472)	(2,102)	1,820	(2,498)	(678)
Fidelity VIP Freedom 2020 Service Class 2	1,090	(1,045)	45	1,125	(1,005)	120
Fidelity VIP Freedom 2025 Service Class 2	64	(42)	22	66	(42)	24
Fidelity VIP Freedom 2030 Service Class 2	201	(85)	116	313	(1,793)	(1,480)
Fidelity VIP Freedom 2035 Service Class 2	24	(181)	(157)	-	(219)	(219)
Fidelity VIP Growth Service Class 2	380	(1,463)	(1,083)	225	(159)	66
Fidelity VIP Mid Cap Service Class 2	1,287	(1,161)	126	1,112	(1,594)	(482)
Fidelity VIP Government Money Market Service Class (1)	77,479	(73,277)	4,202	137,501	(61,083)	76,418

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Value Strategies Service Class 2	191	(377)	(186)	134	(292)	(158)
Templeton Foreign VIP Class 2	240	(1,238)	(998)	1,431	(110)	1,321
Templeton Global Bond VIP Class 2	1,022	(1,008)	14	2,341	(4,417)	(2,076)
GE Investments Total Return Class 3	236	(63)	173	73	(32)	41
Janus Aspen Series Enterprise Service Shares	586	(900)	(314)	246	(653)	(407)
Janus Aspen Series Overseas Service Shares	603	(476)	127	708	(1,793)	(1,085)
Lazard Retirement U.S. Strategic Equity Service Class	43	(59)	(16)	25	(61)	(36)
ClearBridge Variable Aggressive Growth - Class II	4,309	(1,974)	2,335	6,289	(576)	5,713
ClearBridge Variable Mid Cap Core - Class II	136	(71)	65	114	(141)	(27)
Lord Abbett Bond Debenture Class VC (1)	1,639	(189)	1,450	3,853	(8)	3,845
Lord Abbett Developing Growth Class VC	72	(118)	(46)	2,658	(2,015)	643
Lord Abbett Fundamental Equity Class VC	61	(29)	32	48	(28)	20
Lord Abbett Total Return Class VC	1,058	(1,934)	(876)	10,266	(2,383)	7,883
I	8	(57)	(49)	7	(56)	(49)
II	127	(10)	117	-	(14)	(14)
III	74	(39)	35	3	(41)	(38)
V	160	(10)	150	-	(14)	(14)
MFS New Discovery Series - Service Class	157	(261)	(104)	140	(374)	(234)
MFS Utilities Series - Service Class	3,820	(4,833)	(1,013)	783	(946)	(163)
Oppenheimer Global Fund/VA Service Shares	1,134	(262)	872	1,506	(171)	1,335
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	1,057	(1,673)	(616)	95	(1,022)	(927)
Royce Micro-Cap Service Class	17	(1)	16	24	(237)	(213)
T. Rowe Price Blue Chip Growth - II	2,980	(1,231)	1,749	2,219	(1,495)	724
T. Rowe Price Equity Income - II	2,621	(2,257)	364	1,712	(1,091)	621
Van Eck VIP Global Hard Assets Initial Class	17,217	(12,624)	4,593	8,526	(5,092)	3,434

(1) Operations commenced or resumed during 2014 (See Financial Highlights for commencement or resumption dates of operations).

(2) All the units were fully redeemed or transferred on December 31, 2014.

(3) Operations commenced or resumed during 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Dynamic Fixed Income V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Government Money Market Service Class (formerly called Fidelity VIP Money Market Service Class), Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2015

• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Form No.	85-23210-15